Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2022
Details of Other Short-Term Borrowings
Details of Other short-term borrowings at March 31, 2021 and 2022 are as follows:

	2021	2022

	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	32,546	46,668
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	2,528,568	2,266,360
Borrowings from the Bank of Japan	6,253,123	5,105,225
Other	271,675	148,518

Total	9,085,912	7,566,771

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥2,105,068 million and ¥423,500 million, respectively, at March 31, 2021, and ¥1,775,860 million and ¥490,500

million, respectively, at March 31, 2022.

Long-Term Debt with Original Maturities of More than One Year
Long-term debt with original maturities of more than one year at March 31, 2021 and 2022 is comprised of the following:

	2021	2022

	(in millions of yen)
Obligations under finance leases	9,170	4,621
Loan participation borrowings	169,069	220,312
Senior borrowings and bonds	7,494,512	8,600,493
Subordinated borrowings and bonds	4,033,720	3,752,790

Total	11,706,471	12,578,216

Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds
The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2021	2022

	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.20	Apr.2022-Jun.2051	547,133	1,032,194
fixed rate denominated in U.S. dollars	0.00-4.55	Apr.2022-Mar.2048	3,275,076	3,581,901
fixed rate denominated in other currencies	0.00-6.00	Apr.2022-May.2041	838,247	1,223,991
floating rate denominated in Japanese yen	0.00-52.70	Apr.2022-Sep.2081	584,606	582,430
floating rate denominated in U.S. dollars	0.00-54.20	Apr.2022-Dec.2061	2,035,844	2,001,616
floating rate denominated in other currencies	0.00-16.70	Apr.2022-Sep.2041	213,606	178,361

Total			7,494,512	8,600,493

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.39-4.26	Jun.2022-Perpetual	3,618,520	3,171,343
fixed rate denominated in U.S. dollars	2.56-4.70	Jul.2022-Sep.2031	415,200	581,447

Total			4,033,720	3,752,790

Total			11,528,232	12,353,283

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2022.
(2)	Maturity information disclosed is the range of maturities at March 31, 2022.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Contractual Maturities of Long-Term Debt
The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2022:

(in millions of yen)
Fiscal year ending March 31:
2023	1,776,915
2024	1,119,756
2025	1,600,277
2026	614,659
2027	1,450,956
2028 and thereafter	6,015,653

Total	12,578,216